6. Common and Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
6. Common and Preferred Stock

Effective on July 9, 2014, the Company filed a certificate of amendment to its Delaware Certificate of Incorporation increasing the total number of authorized shares of capital stock to 170,000,000 from 160,000,000. The total number of authorized Preferred Shares was increased to 20,000,000 from 10,000,000 and authorized Common Shares remained at 150,000,000; each having a par value of $0.0001 per share. Also on July 9, 2014, the Company established a Series B Preferred Stock ("Series B"), which the Company removed through an Amendment and Restatement of the Articles of Incorporation on September 4, 2014 and an Amended and Restated Certificate of Designation on September 4, 2014.

Common Stock
6. Common and Preferred Stock

Effective November 27, 2012 the Company completed several changes to its capital structure and changed its name from Viral Genetics, Inc. to VG Life Sciences Inc. As a result of the capital structure changes, the numbers of authorized shares of common stock were reduced to 60,000,000 and preferred stock was reduced to 10,000,000. The 1-for-600 reverse stock split resulted in the cancellation of 920,837,717 pre-split common shares which left 1,694,761 post-split common shares outstanding. In the consolidated statement of stockholders’ deficit, the reverse stock split has been reflected as if it occurred on December 31, 2011, due to the extended equity (deficit) history presented in this consolidated statement. Effective December 31, 2013, the Board of Directors and shareholders authorized the total number of shares to be issuable increased to 160,000,000 of which Preferred Stock authorized is designated as 10,000,000 shares with a par value per share of $0.0001 and Common Stock authorized is designated as 150,000,000 shares with a par value per share of $0.0001.

The Company has reserved the following shares for issuance or conversions related to outstanding stock options, warrants and convertible securities based upon transactions consummated through December 31, 2013:

Shares
Convertible Debt	53,803,543
Warrants	18,212,848
Stock Options	5,952,497
Total	77,968,888

The following is a summary of stock warrants activity:

Number of Warrants
Warrants outstanding at December 31, 2011	394,886
Granted	30,000
Expired	(160,650)
Exercised	(74,904)

Warrants outstanding and exercisable at December 31, 2012	189,332

Granted	18,099,176
Expired	(75,660)
Cancelled	–

Warrants outstanding and exercisable at December 31, 2013	18,212,848

As of December 31, 2013, the weighted average remaining contractual life of warrants outstanding approximated 50 months and the weighted average exercise price per common share approximated $0.46.

During the year ended December 31, 2013, the fair value of each option granted was estimated using the Black-Scholes Option Pricing Model. In 2013, 1,377,963 warrants were issued as payment for services and were valued at $150,000.

Substantially all warrants and option conversion rights were exercisable at December 31, 2013 except for options granted pursuant to the 2013 Equity Incentive Plan and those warrants which are exercisable for a one year period commencing four years after the date of purchase.

The following is a summary of stock option activity:

	Number of Options	Weighted Average Exercise Price
Options outstanding and exercisable at January 1, 2012	108,500	$49.51
Granted	19,167	$10.26
Converted to Series A Preferred Stock	(72,167)	$22.55
Expired	(35,501)	$99.00

Options outstanding and exercisable at December 31, 2012	19,999	$21.38

Granted	5,932,498	$0.23
Exercised	–	$–
Expired	–	$–

Options outstanding and exercisable at December 31, 2013	5,952,497	$0.77

As of December 31, 2013, the weighted average remaining contractual life of options outstanding approximated 9.9 years.

Prior to the adoption of the 2013 Equity Incentive Plan, there was no formal stock option plan in place. Stock options were issued by the Company for services as deemed appropriate.

During the year ended December 31, 2013 and 2012, the fair value of each option granted was estimated using the Black-Scholes Option Pricing Model using the following assumptions: risk free interest of 3.04%; volatility of 273.55%; expected life of 5 years; and no expected dividends. The value of these options is $1,292,844 and $195,500 in 2013 and 2012, respectively. Option cost is included in Research and Development ($95,376) and General and Administrative Expense ($1,197,468) in 2013 and $195,500 is included in General and Administrative expense in 2012.

Adoption of 2013 Equity Incentive Plan

On December 30, 2013, the Stockholders approved the Company’s 2013 Equity Incentive Plan. Persons eligible to receive stock awards are employees, directors and consultants. The Company, by means of the Plan, seeks to retain the services of the group of persons eligible to receive Stock Awards, to secure and retain the services of new members of this group and to provide incentives for such persons to exert maximum efforts for the success of the Company and its Affiliates. Stock awards include: (i) Incentive Stock Options (employees only), (ii) Non-statutory Stock Options, (iii) Restricted Stock Awards and (iv) Stock Appreciation Rights. The Board of Directors of the Company is designated as the Plan administrator and, among other things, (i) has the right to determine which persons shall receive stock awards, when and how and in what quantities (ii) reduce the exercise price of any option (iii) cancel and re-grant a new option covering the same or different numbers of shares of Common Stock, but not less than for newly granted stock awards, with certain exceptions. The termination date of the Plan shall be December 20, 2024. The Board may delegate administration of the Plan to a committee or committees of one or more members of the Board. The common stock that may be issued pursuant to Stock Awards shall not exceed 12,000,000 shares of common stock, subject to adjustment for any change in common stock without the receipt of consideration.

Unless the grantee under the Plan is a 10% Stockholder, the exercise price of each Incentive Stock Option shall not be less than 100% of the Fair Market Value of the Common Stock subject to the Option on the date the Option is granted. The exercise price of a Non-statutory Stock Option or Restricted Stock Award shall not be less than 85% of the Fair Market Value of common stock on the date the option is granted. However, a Restricted Stock Award may be awarded as a stock bonus, that is, with no cash purchase price to be paid.

A 10% Stockholder shall not be granted an Incentive Stock Option unless the exercise price of such Option is at least 110% of the Fair Market Value of the Common Stock on the date of grant and the Option is not exercisable after the expiration five years from the date of grant. A 10% Stockholder shall not be granted a Non-statutory Stock Option unless the exercise price of such Option is at least 100% of the Fair Market Value of the Common Stock on the date of grant, nor shall a 10% Stockholder be granted a Restricted Stock Award or Stock Appreciation Right (if such award could be settled in shares of Common Stock), unless the purchase price of the restricted stock is at least 100% of the Fair Market Value of the Common Stock on the date of grant.

The purchase price of Common Stock acquired pursuant to an Option shall be paid, to the extent permitted by applicable statutes and regulations, either (i) in cash at the time the Option is exercised or (ii) at the discretion of the Board at the time of the grant of the Option (or subsequently in the case of a Non-statutory Stock Option) (1) by delivery to the Company of other Common Stock, (2) according to a deferred payment or other similar arrangement with the Option holder or (3) in any other form of legal consideration that may be acceptable to the Board.

The Plan is currently administered by the Company’s Board which has the authority to delegate administration of the Plan to a committee. The following table summarizes information regarding the Company’s equity compensation plans as of December 31, 2013:

Summary of Equity Compensation Plan

Plan Description	Number of Securities to be Issued Upon Exercise of Outstanding Options	Weighted Average Exercise Price of Outstanding Options	Number of Securities Remaining Available for Future Issuance
2013 Equity Incentive Plan	5,920,000	$0.2249	6,080,000

Preferred Stock
6. Common and Preferred Stock

Effective November 27, 2012 the Company reduced the number of authorized shares of Series A Preferred Stock from 250,000,000 to 10,000,000. At December 31, 2013, 10,000,000 Series A Preferred Stock shares are authorized and 9,715,443 shares have been issued and are outstanding. The Series A Preferred shares are convertible into 161,924 common shares.

The Series A Preferred Shares are not redeemable by the Company, and rank on par with Company common stock in the payment of dividends of any kind being declared on common stock. There is no sinking fund provision for the Series A Preferred Shares. The issued Series A Preferred Shares vote as common stock in all matters presented to stockholders for approval, but have special voting rights such that the aggregate of all then issued, outstanding and unconverted Series A Preferred Shares possesses a number of votes equal to all of the then issued and outstanding common shares of the Company multiplied by 1.01. The effect of the voting rights is that the holders of common stock by definition possess fewer aggregate votes than the aggregate of the then issued, outstanding and unconverted Series A Preferred Shares stockholders. Series A Preferred Shares are exchangeable into shares of common stock at the rate of ten (10) shares of common stock for each share of Series A preferred stock. The Series A Preferred Shares have an aggregate liquidation preference of $1,000,000 such that in the event of the dissolution, winding-down, or other liquidation of the Company the Series A Preferred Shares holders shall receive the first $1,000,000 of net proceeds after payment of debts. Following the payment of this liquidation preference, the holders of common stock would receive the next $1,000,000 of net proceeds. All other remaining net proceeds would then be split ratably between the Series A preferred stockholders and common stockholders on an as-converted basis. The effect of the liquidation preference is to subordinate the claims of the common stockholders on residual net proceeds after such a winding down, liquidation or dissolution, and to reduce by $1,000,000 the overall claims common stockholders hold on residual assets after payment of debts

The holders of any majority of the then issued and outstanding Series A Preferred Shares have the authority to require all holders of Series A Preferred Shares to exercise the conversion feature described above. Other than where transferred for estate planning purposes, the Series A Preferred Shares automatically convert to common shares upon any transfer.